Consolidated Balance Sheet (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	3,603,881	2,640,418
Common stock, shares outstanding (in shares)	3,217,716	2,254,253
Treasury stock, shares (in shares)	386,165	386,165